Loans and financing - Covenants and Guarantees (Details) - BRL BRL in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Loans and financing
Fees and commissions		BRL 0
Minimum
Loans and financing
Debt coverage required reserves	100.00%
Maximum
Loans and financing
Indebtedness Ratio	450.00%	700.00%
Jacare, Aracruz and Tres Lagoas
Loans and financing
Net book value of PP&E used to securitize loans and financing		BRL 11,589,557		BRL 9,881,389
Forecast | Maximum
Loans and financing
Indebtedness Ratio			600.00%